Organization and Summary of Significant Accounting Policies (Details) - Schedule of revenues can be categorized into the following - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Organization and Summary of Significant Accounting Policies (Details) - Schedule of revenues can be categorized into the following [Line Items]
Total revenue	$ 8,502,892	$ 5,997,987
MarketingAndPublishingMember
Organization and Summary of Significant Accounting Policies (Details) - Schedule of revenues can be categorized into the following [Line Items]
Total revenue	144,806	306,578
RecruitersOnDemandMember
Organization and Summary of Significant Accounting Policies (Details) - Schedule of revenues can be categorized into the following [Line Items]
Total revenue	966,104	486,388
PermanentPlacementFeesMember
Organization and Summary of Significant Accounting Policies (Details) - Schedule of revenues can be categorized into the following [Line Items]
Total revenue	517,704	274,030
ConsultingAndStaffingServicesMember
Organization and Summary of Significant Accounting Policies (Details) - Schedule of revenues can be categorized into the following [Line Items]
Total revenue	6,684,053	4,792,607
CareerServicesMember
Organization and Summary of Significant Accounting Policies (Details) - Schedule of revenues can be categorized into the following [Line Items]
Total revenue	$ 190,225	$ 138,384